SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Shipping and Handling (Details) - New Dragonfly - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Contract liability related to customer deposits	$ 287		$ 434	$ 1,779
Shipping and handling costs	$ 4,042	$ 3,912	$ 5,105	$ 2,568
Minimum
Revenue Recognition
Payment term for distributors and OEMs	30 years		30 days
Maximum
Revenue Recognition
Payment term for distributors and OEMs	60 days		60 days